Related Party Transactions Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022	Dec. 31, 2020	Sep. 02, 2011
Interest expense	$ 1,315,077	$ 574,461
Professional And Consulting Expenses	2,147,323	1,635,283
Loan from Jonathan Foltz, Feb 10, 2021
Loan payable principal	81,534		$ 82,136
Loans from Nationwide, Feb 10, 2021
Loan payable principal	608,500		573,750
Loan from Digital Age Biz, Feb 10, 2021
Loan payable principal	0		42,487
Chief Executive Officer
Due to Officers	$ 142,854		145,347
Interest rate annual	3.25%
Interest expense	$ 2,845	$ 13,156
Proceeds from related party debt	190,000
Repayment of related party debt	$ 192,493
Base salary - officer			$ 250,000	$ 175,000
Annual salary increase percentage	3.00%	3.00%
Preferred shares issued - officer			24		51
Deferred compensation - officer	$ 319,640		$ 346,163
Advances received - officer	346,163	$ 145,347
Advances repaid - officer	126,523
GearBubble majority owner
Professional And Consulting Expenses	46,905
Marketing and Advertising Expenses	27,160
Generated revenues	86,060
CEOs brother
Generated revenues	$ 53,655